Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Rule One Fund - Founders Class Shares
Shareholder Report [Line Items]
Fund Name	Rule One Fund
Class Name	Founders Class Shares
Trading Symbol	RULRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Rule One Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at ruleonefund.com. You can also contact us at (833) 785-3663.
Additional Information Phone Number	(833) 785-3663
Additional Information Website	ruleonefund.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Founders Class	$103	1.99%¹
[1]	Annualized.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.99% [1]
Net Assets	$ 237,340,794
Holdings Count | Holdings	26
Advisory Fees Paid, Amount	$ 1,909,658
Investment Company, Portfolio Turnover	24.73%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Fund Net Assets	$237,340,794
Number of Holdings	26
Total Advisory Fee	$1,909,658
Portfolio Turnover Rate	24.73%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Common Stocks	47.68%
Money Market Fund	47.40%
Options Purchased	4.51%
Options Written	-0.59%

[1]	Annualized.